Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of SEC Regulation S-K, Arcosa is providing the information below, including a table disclosing specified executive compensation and financial performance measures for the three most recently completed fiscal years.

	Summary Compensation Table Total to PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(5)	Average Summary Compensation Table Total to Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(6)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(4)	Company Selected Measure: Adjusted EBITDA ($)(7)
Year					Company TSR ($)	Peer Group TSR ($)(3)

2024	7,296,479	13,935,808	1,806,200	3,061,030	221	270	93,700,000	447,000,000
2023	6,474,120	16,822,141	2,192,382	3,890,255	188	216	159,200,000	367,600,000
2022	6,322,796	8,628,851	1,540,270	1,742,629	123	143	245,800,000	325,100,000
2021	5,632,354	6,069,101	1,041,392	811,732	119	179	69,600,000	283,300,000
2020	5,442,103	15,314,301	1,221,695	2,125,492	124	125	106,600,000	283,700,000
(1) Mr. Carrillo is the PEO, the principal executive officer, reflected in the columns above.
(2) The non-PEO named executive officers ("Non-PEO NEOs") reflected in the columns above represent Messrs. Beasley, Cole, Collins, Essl, and Stevenson for 2020; Messrs. Beasley, Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2021; and Messrs. Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2022, 2023, and 2024.
(3) To better align with the strategic transformation of Arcosa's portfolio as a result of the recent acquisitions and divestitures, we changed the peer group used for purposes of the pay-versus-performance disclosure from the S&P Small Cap 600 Construction & Engineering Industry Index (the "Old Peer Group") to the Russell 3000 Index Construction and Materials Sector (the "Peer Group"). For the Old Peer Group, the total shareholder return for fiscal years 2020, 2021, 2022, 2023, and 2024 would be $115, $165, $168, $268, and $374.
(4) 2022 Adjusted Net Income is $106.8M, which is adjusted for the gain on the sale of the Storage Tanks business, net of taxes, and impact of acquisition and divestiture related expenses, net of taxes.
(5) The following table provides the Compensation Actually Paid (CAP) to the PEO in 2024:

Year	2024 ($)

Summary Compensation Total	7,296,479
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(4,514,806)
+ Fair Value of Stock Awards Granted in the Year	6,388,383
+ Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	4,266,598
+ Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	488,324
+ Fair Value at the End of the Prior Year of Stock Awards that Failed to Meet Vesting Conditions in the Year	—
+ Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	10,830
Compensation Actually Paid (a)	13,935,808
(a) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Details of each of the adjustments as required by item 402(v)(2)(iii)(C)(1)(i) – (vi) are shown in the table.
(6) The following table provides the average Compensation Actually Paid (CAP) to Non-PEO NEOs in 2024:

Year	2024 ($)

Summary Compensation Total	1,806,200
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(722,866)
+ Fair Value of Stock Awards Granted in the Year	1,022,825
+ Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	872,825
+ Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	78,147
+ Fair Value at the End of the Prior Year of Stock Awards that Failed to Meet Vesting Conditions in the Year	—
+ Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	3,899
Compensation Actually Paid (a)	3,061,030
(a) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. Details of each of the adjustments as required by item 402(v)(2)(iii)(C)(1)(i) – (vi) are shown in the table.
(7) See Annex A for a reconciliation of Non-GAAP measures to the most comparable GAAP measures.

Company Selected Measure Name	Company Selected Measure: Adjusted EBITDA($)(7)
Named Executive Officers, Footnote	The non-PEO named executive officers ("Non-PEO NEOs") reflected in the columns above represent Messrs. Beasley, Cole, Collins, Essl, and Stevenson for 2020; Messrs. Beasley, Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2021; and Messrs. Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2022, 2023, and 2024.
PEO Total Compensation Amount	$ 7,296,479	$ 6,474,120	$ 6,322,796	$ 5,632,354	$ 5,442,103
PEO Actually Paid Compensation Amount	$ 13,935,808	16,822,141	8,628,851	6,069,101	15,314,301
Adjustment To PEO Compensation, Footnote	The following table provides the Compensation Actually Paid (CAP) to the PEO in 2024:

Year	2024 ($)

Summary Compensation Total	7,296,479
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(4,514,806)
+ Fair Value of Stock Awards Granted in the Year	6,388,383
+ Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	4,266,598
+ Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	488,324
+ Fair Value at the End of the Prior Year of Stock Awards that Failed to Meet Vesting Conditions in the Year	—
+ Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	10,830
Compensation Actually Paid (a)	13,935,808

Non-PEO NEO Average Total Compensation Amount	$ 1,806,200	2,192,382	1,540,270	1,041,392	1,221,695
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,061,030	3,890,255	1,742,629	811,732	2,125,492
Adjustment to Non-PEO NEO Compensation Footnote	The following table provides the average Compensation Actually Paid (CAP) to Non-PEO NEOs in 2024:

Year	2024 ($)

Summary Compensation Total	1,806,200
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(722,866)
+ Fair Value of Stock Awards Granted in the Year	1,022,825
+ Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	872,825
+ Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	78,147
+ Fair Value at the End of the Prior Year of Stock Awards that Failed to Meet Vesting Conditions in the Year	—
+ Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	3,899
Compensation Actually Paid (a)	3,061,030
(a) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. Details of each of the adjustments as required by item 402(v)(2)(iii)(C)(1)(i) – (vi) are shown in the table.

Compensation Actually Paid vs. Total Shareholder Return	*The value of initial Fixed $100 investment based on TSR.
Compensation Actually Paid vs. Net Income	* 2022 Adjusted Net Income is $106.8M, which is adjusted for the gain on the sale of the Storage Tanks business, net of taxes, and impact of acquisition and divestiture related expenses, net of taxes.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following charts provide a graphical depiction of the relationship between the CAP and the selected financial measures in addition to the relationship between Arcosa and the Peer Group's TSR. The 2020 CAP for both the PEO and the Non-PEO NEOs in each of the charts reflect a significant increase in stock price year over year and an increase in the estimated performance of outstanding PBRSUs in 2020. The 2020 CAP to PEO also includes the increase in value of the one-time equity grant made to Mr. Carrillo when he became CEO in 2018. The 2021 CAP to Non-PEO NEOs reflects the forfeiture of Mr. Beasley’s 2021 stock award upon his departure from Arcosa, causing a decrease in the average CAP for the Non-PEO NEOs for 2021. The 2023 and 2024 CAP for both the PEO and the Non-PEO NEOs in each of the charts reflects an increase in stock price and an increase in the estimated performance of outstanding PBRSUs. The 2023 and 2024 average CAP to Non-PEO NEOs also includes the increase in value of the one-time retention equity grant made to Mr. Essl and Ms. Peck.

Total Shareholder Return Amount	$ 221	188	123	119	124
Peer Group Total Shareholder Return Amount	270	216	143	179	125
Net Income (Loss)	$ 93,700,000	$ 159,200,000	$ 245,800,000	$ 69,600,000	$ 106,600,000
Company Selected Measure Amount	447,000,000	367,600,000	325,100,000	283,300,000	283,700,000
PEO Name	Mr. Carrillo
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	2022 Adjusted Net Income is $106.8M, which is adjusted for the gain on the sale of the Storage Tanks business, net of taxes, and impact of acquisition and divestiture related expenses, net of taxes.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative Adjusted Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-Tax Return on Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Working Capital
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,514,806)
PEO | Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,388,383
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,266,598
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	488,324
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,830
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(722,866)
Non-PEO NEO | Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,022,825
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	872,825
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,147
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,899